INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net Operating Loss Carryforward	$ 22,087,808	$ 21,774,808
NOL tax benefit	4,317,010	4,004,010
Total Deferred Tax Assets	4,317,010	4,004,010
Valuation allowance	(4,317,010)	(4,004,010)
Net Deferred Tax Assets
Activity [Member]
Net Operating Loss Carryforward	313,000
NOL tax benefit	313,000
Total Deferred Tax Assets	313,000
Valuation allowance	(313,000)
Net Deferred Tax Assets